Long-Term Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of restricted stock and restricted stock units activity
The following table presents phantom units activity for the years ended December 31, 2016 and 2015:

	Units	Weighted Average Grant date Fair Value

Outstanding units at December 2014	—	$—
Granted	287,750	22.25
Vested	(4,766)	22.34
Forfeited	(56,005)	21.23
Outstanding units at December 2015	226,979	$22.5
Granted	209,507	9.23
Vested	(55,778)	19.51
Forfeited	(67,716)	18.74
Outstanding units at December 2016	312,992	$14.96
The following table summarizes activity in our phantom unit-based awards for the years ended December 31, 2016, 2015 and 2014:

	Units	Weighted-Average Grant Date Fair Value Per Unit	Aggregate Intrinsic Value (1) (In thousands)
Outstanding units at December 2013	75,529	$17.62	$2,045
Granted	188,946	20.80
Forfeited	(12,009)	(18.28)
Vested	(51,334)	(20.89)
Outstanding units at December 2014	201,132	$19.85	$3,964
Granted	546,329	12.25
Forfeited	(31,298)	(15.62)
Vested	(146,404)	(18.47)
Outstanding units at December 2015	569,759	$13.15	$4,609
Granted	1,374,226	2.14
Forfeited	(411,794)	(2.60)
Vested	(286,348)	(12.18)
Outstanding units at December 2016	1,245,843	$4.72	$22,674

(1) The intrinsic value of phantom units was calculated by multiplying the closing market price of our underlying stock on December 31, 2016, 2015 and 2014 by the number of phantom units.

Schedule of stock options, valuation assumptions
The Black-Scholes pricing model was used to determine the fair value of our options grants using the following assumptions:

	Years Ended December 31,
	2016	2015
Weighted average common unit price volatility	61.1%	47.0%
Expected distribution yield	12.6%	26.3%
Weighted average expected term (in years)	4.10	3.5
Weighted average risk-free rate	1.1%	1.3%

Options, grants in period, weighted average grant date fair value
The following table summarizes our option activity for the years ended December 31, 2016 and 2015:

	Units	Weighted-Average Exercise Price	Weighted-Average Grant Date Fair Value per Unit	Aggregate Intrinsic Value (1) (In thousands)	Weighted Average Remaining Contractual Life (Years)
Outstanding at December 31, 2014	—	$—	$—	$—	—
Granted	200,000	7.50	0.33	—	—
Vested	—	—		—	—
Forfeited	—	—		—	—
Outstanding at December 31, 2015	200,000	$7.50	$0.33	$118	4.2
Granted	75,000	13.13	2.65	—	—
Vested	—	—		—	—
Forfeited	—	—		—	—
Outstanding at December 31, 2016	275,000	$9.03	$0.96	$2,522	5.0

(1) The intrinsic value of the stock option is the amount by which the current market value of the underlying stock exceeds the exercise price of the option.